Supplemental Disclosures (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Effective tax rate	44.50%	25.50%	36.10%	45.50%	43.00%	32.00%	26.00%
Reduction to income tax expense due to settlements	$ 13.4			$ 61.0
Income tax refunds			$ 1.4	$ 4.1